Issuance of Stock Options / Stock - Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Issuance of Stcok Option / Stock-Based Compensation [Abstract]
Summary of employee stock options activity
	Number of Options		Weighted Average Exercise Price		Weighted Average Grant Date Fair Value		Weighted Average Remaining Contractual Life		Aggregate Intrinsic Value
Outstanding at January 1, 2014		9,150,000		$0.31		$0.13		4.7		$10,013
Granted		-		-		-
Exercised		-		-		-
Forfeited, expired or canceled		(297,500)		0.40		0.17
Outstanding at March 31, 2014		8,852,500		$0.30		$0.13		4.5		$6,175

Exercisable at January 1, 2014		212,500		$0.24		$0.10		4.5		$245
Vested		368,750		0.25		0.10
Forfeited, expired or canceled		-		-		-
Exercisable at March 31, 2014		581,250		$0.25		$0.10		4.4		$437

	Shares	Weighted Average Exercise Price	Weighted Aggregate Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding at December 31, 2011
Granted
Exercised
Forfeited, expired or cancelled
Outstanding at December 31, 2012	150,000	0.75
Granted
Exercised	0	0
Forfeited, expired or cancelled	0	0
Outstanding at December 31, 2013
Exercisable at December 31, 2013	0	0

Summary of assumptions to estimate the fair value of options granted

	May 7, 2012 Option Grants	Jul 1, 2013 Option Grants	Aug 1, 2013 Option Grants	Sep 1, 2013 Option Grants	Oct 23, 2013 Option Grants	Dec 3, 2013 Option Grants
Stock Price	$0.30	$0.20	$0.50	$0.70	$0.30	$0.26
Dividend Yield	0%	0%	0%	0%	0%	0%
Expected Volatility	59%	54%	54%	54%	54%	54%
Risk-Free interest rate	0.37%	1.39%	1.49%	1.68%	1.30%	1.40%
Expected life (in years)	3	3.75	3.75	3.75	3.75	3.75